   As filed with the Securities and Exchange Commission on June 28, 2002.

                                                              File No. 333-69485
                                                                        811-4732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         Pre-Effective Amendment No.                                   [ ]
                                     ------
         Post-Effective Amendment No.   20                             [X]
                                      -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    248                                 [X]
                                ---------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__ on July 15, 2002 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on __________, 2002 pursuant to paragraph (a)(1) of Rule 485
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

The Prospectus and Statement of Additional Information (and all financial statements) are incorporated in Parts A and B of this Post-Effective Amendment No. 20, by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-69485), as filed on April 8, 2002 and declared effective on May 1, 2002. A Supplement to the Prospectus, dated July 15, 2002 is included in Part A of this Post-Effective Amendment.

The purpose of this Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-69485) is to add the attached supplement to the Prospectus that describes Series I and Series IR of the Fifth Third Director variable annuity. This post-effective amendment does not supercede Post-Effective Amendment No. 18 filed with the Securities and Exchange Commission on April 8, 2002, or any post-effective amendment filed thereafter.

                                     Part A

                 FIFTH THIRD DIRECTOR (SERIES I AND SERIES IR)
                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY

                SUPPLEMENT DATED JULY 15, 2002 TO THE PROSPECTUS
           AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

The following Sub-Accounts and underlying Funds are added alphabetically to the cover Page of the prospectus:

- FIFTH THIRD BALANCED VIP FUND SUB-ACCOUNT which purchases shares of Fifth Third Balanced VIP Fund of the Variable Insurance Funds

- FIFTH THIRD DISCIPLINED VALUE VIP FUND which purchases shares of Fifth Third Disciplined Value VIP Fund of the Variable Insurance Funds

- FIFTH THIRD MID CAP VIP FUND SUB-ACCOUNT which purchases shares of Fifth Third Mid Cap VIP Fund of the Variable Insurance Funds

The Annual Fund Operating Expenses Table in the Fee Table along with corresponding footnotes are replaced with the following:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                              TOTAL FUND
                                                                                   OTHER      OPERATING
                                                              MANAGEMENT FEES    EXPENSES      EXPENSES
--------------------------------------------------------------------------------------------------------
Fifth Third Balanced VIP Fund (1)                                  0.80%           0.30%         1.10%
--------------------------------------------------------------------------------------------------------
Fifth Third Disciplined Value VIP Fund (1)                         0.80%           0.30%         1.10%
--------------------------------------------------------------------------------------------------------
Fifth Third Mid Cap VIP Fund (1)                                   0.80%           0.30%         1.10%
--------------------------------------------------------------------------------------------------------
Fifth Third Quality Growth VIP Fund (1)                            0.00%           1.10%         1.10%
--------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%           0.03%         0.66%
--------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.48%           0.03%         0.51%
--------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.63%           0.05%         0.68%
--------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%           0.03%         0.68%
--------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund (2)                                        0.85%           0.10%         0.95%
--------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                                  0.76%           0.10%         0.86%
--------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund                            0.85%           0.07%         0.92%
--------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund                        0.85%           0.08%         0.93%
--------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                                    0.85%           0.04%         0.89%
--------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%           0.07%         0.81%
--------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                                0.85%           0.04%         0.89%
--------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund (2)                                       0.83%           0.08%         0.91%
--------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.75%           0.04%         0.79%
--------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                             0.61%           0.04%         0.65%
--------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.77%           0.04%         0.81%
--------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%           0.03%         0.43%
--------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS Fund (2)           0.85%           0.15%         1.00%
--------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.70%           0.11%         0.81%
--------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund (2)                  0.85%           0.15%         1.00%
--------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                           0.67%           0.03%         0.70%
--------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund (2)                                 0.83%           0.07%         0.90%
--------------------------------------------------------------------------------------------------------

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                              TOTAL FUND
                                                                                   OTHER      OPERATING
                                                              MANAGEMENT FEES    EXPENSES      EXPENSES
--------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%           0.03%         0.48%
--------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%           0.03%         0.48%
--------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                                  0.63%           0.05%         0.68%
--------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.72%           0.04%         0.76%
--------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%           0.03%         0.49%
--------------------------------------------------------------------------------------------------------
Hartford U. S. Government Securities HLS Fund                      0.47%           0.04%         0.51%
--------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund (2)                                        0.83%           0.07%         0.90%
--------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                              0.68%           0.05%         0.73%
--------------------------------------------------------------------------------------------------------

(1) The Fund's adviser has contractually agreed to waive all or a portion of its fees, and the adviser has undertaken to reimburse certain expenses for the Fund through December 31, 2002. Without such fee waivers and reimbursements the Total Fund Operating Expenses would have been 14.30% for each of the Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund and 3.25% for the Fifth Third Quality Growth VIP Fund.

(2) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. Total Fund Operating Expenses are based on annualized estimates of expenses to be incurred during the current fiscal year.

The following is added in alphabetical order to the example at the end of the Fee Table:

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 Fifth Third
   Balanced VIP
   Fund           $89    $142    $187     $314    $28     $86    $148     $313     $28       $87      $148       $314
 -----------------------------------------------------------------------------------------------------------------------
 Fifth Third
   Disciplined
   Value VIP
   Fund           $89    $142    $187     $314    $28     $86    $148     $313     $28       $87      $148       $314
 -----------------------------------------------------------------------------------------------------------------------
 Fifth Third Mid
   Cap VIP Fund   $89    $142    $187     $314    $28     $86    $148     $313     $28       $87      $148       $314
 -----------------------------------------------------------------------------------------------------------------------

The first paragraph in "The Funds" section is deleted and replaced with the following:

Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund and Fifth Third Quality Growth VIP Fund (formerly Kent Aggressive Growth Fund) are diversified investment portfolios of Variable Insurance Funds, an open-end management investment company organized as a Massachusetts business trust in 1994. Fifth Third Asset Management, Inc. ("Fifth Third") is the investment advisor to each Fund. Fifth Third is located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 and is an indirect, wholly owned subsidiary of Fifth Third Bank, which is a financial services corporation.

The following investment objectives are added in alphabetical order under the section entitled "The Funds":

FIFTH THIRD BALANCED VIP FUND -- Seeks capital appreciation and current income.

FIFTH THIRD DISCIPLINED VALUE VIP FUND -- Seeks long-term capital appreciation.

FIFTH THIRD MID CAP VIP FUND -- Seeks long-term capital appreciation.

Under the section entitled "Appendix III -- Accumulation Unit Values" the last paragraph is deleted and replaced with the following:

There is no information for Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

The following language is added as the last paragraph under the section entitled "Other Information" and immediately before the audited financial statements of Hartford Life Insurance Company Separate Account Two and the audited financial statements of Hartford Life Insurance Company, in the Statement of Additional
Information:

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933, because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Under the section entitled "Performance Tables" in the Statement Of Additional Information, the last sentence of the paragraph is deleted and replaced with the following:

No information is shown for Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund and Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Accounts had not commenced operation.

Under the section entitled "Accumulation Unit Values" in the Statement of Additional Information, the last paragraph is deleted and replaced with the following:

There is no information for Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3657
333-69485

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)  Not applicable.

           (3)  (a) Principal Underwriter Agreement.(2)

           (3)  (b) Form of Dealer Agreement.(2)

           (4)  Form of Individual Flexible Premium Variable Annuity
                Contract.(3)

           (5)  Form of Application.(3)

           (6)  (a) Articles of Incorporation of Hartford.(4)

           (6)  (b) Bylaws of Hartford.(5)

           (7)  Form of Reinsurance Agreement.(6)

           (8)  Form of Participation Agreement.(7)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69485, dated December 22, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, filed April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-69485, dated September 3, 1999.

(8) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933.

(9) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on April 8, 2002.

           (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

           (10) Not applicable.(8)

           (11) No financial statements are omitted.

           (12) Not applicable.

           (13) Not applicable.

           (14) Not applicable.

           (15) Copy of Power of Attorney.

           (16) Organizational Chart.(9)

Item 25. Directors and Officers of the Depositor

NAME                            POSITION WITH HARTFORD
---------------------           ----------------------
David A. Carlson                Vice President
-------------------------------------------------------------------------------------------
Michael B. Cefole               Vice President
-------------------------------------------------------------------------------------------
Patrice Kelly-Ellis             Senior Vice President
-------------------------------------------------------------------------------------------
Bruce W. Ferris                 Vice President
-------------------------------------------------------------------------------------------
Timothy M. Fitch                Senior Vice President and Actuary
-------------------------------------------------------------------------------------------
Mary Jane B. Fortin             Senior Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------------------
David T. Foy                    Senior Vice President, Chief Financial Officer and
                                Treasurer, Director*
-------------------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
-------------------------------------------------------------------------------------------
Susan Hess                      Vice President
-------------------------------------------------------------------------------------------
Ryan Johnson                    Vice President
-------------------------------------------------------------------------------------------
Stephen T. Joyce                Senior Vice President
-------------------------------------------------------------------------------------------
Michael D. Keeler               Vice President
-------------------------------------------------------------------------------------------
Robert A. Kerzner               Executive Vice President
-------------------------------------------------------------------------------------------
David N. Levenson               Senior Vice President
-------------------------------------------------------------------------------------------
Joseph F. Mahoney               Vice President
-------------------------------------------------------------------------------------------
Thomas M. Marra                 President, Chief Executive Officer and Chairman of
                                the Board, Director*
-------------------------------------------------------------------------------------------
Gary J. Miller                  Vice President
-------------------------------------------------------------------------------------------
Tom Nassiri                     Vice President
-------------------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------------------
Christine Hayer Repasy          Senior Vice President, General Counsel and
                                Corporate Secretary, Director*
-------------------------------------------------------------------------------------------
Michael J. Roscoe               Vice President
-------------------------------------------------------------------------------------------
David T. Schrandt               Vice President
-------------------------------------------------------------------------------------------
Martin A. Swanson               Vice President
-------------------------------------------------------------------------------------------
Joe M. Thomson                  Senior Vice President
-------------------------------------------------------------------------------------------
John C. Walters                 Executive Vice President, Director*
-------------------------------------------------------------------------------------------
Eric H. Wietsma                 Vice President
-------------------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President and Chief Investment Officer,
                                Director*
-------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners


          As of April 30, 2002, there were 269,021 Contract Owners.


Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One
               Hartford Life Insurance Company - Separate Account Two
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
               Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
               Hartford Life Insurance Company - Separate Account Ten

               Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company - Separate Account Seven Hartford Life Insurance Company - Separate Account Eleven Hartford Life and Annuity Insurance Company - Separate Account One
               Hartford Life and Annuity Insurance Company - Separate Account
               Ten
               Hartford Life and Annuity Insurance Company - Separate Account Three
               Hartford Life and Annuity Insurance Company - Separate Account
               Five
               Hartford Life and Annuity Insurance Company - Separate Account
               Six
               Hartford Life and Annuity Insurance Company - Separate Account Seven
               Hart Life Insurance Company - Separate Account One
               Hart Life Insurance Company - Separate Account Two American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD


                                               Positions and Offices
               Name                             With Underwriter
               ----                             ----------------
               David A. Carlson                 Vice President
               Bruce W. Ferris                  Vice President
               David T. Foy                     Treasurer, Director
               George R. Jay                    Controller
               Ryan Johnson                     Vice President
               Stephen T. Joyce                 Vice President
               Thomas M. Marra                  President, Chief Executive Officer and
                                                Chairman of the Board, Director
               Christine Hayer Repasy           Senior Vice President, General Counsel
                                                and Corporate Secretary
               John C. Walters                  Executive Vice President, Director


               Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 28th of June, 2002.


HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO

      (Registrant)

By:   Thomas M. Marra                     *By: /s/ Marianne O'Doherty
      ---------------------------------       ------------------------------
      Thomas M. Marra, Chief Executive             Marianne O'Doherty
      Officer and Chairman of the                  Attorney-in-Fact
      Board, President*

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

By:  Thomas M. Marra
    ------------------------------------
      Thomas M. Marra, Chief Executive
      Officer and Chairman of the
      Board, President*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.


David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Marianne O'Doherty
     General Counsel & Corporate Secretary,               ----------------------
     Director*                                            Marianne O'Doherty
John C. Walters, Executive Vice President,                Attorney-in-Fact
     Director*
Lizabeth H. Zlatkus, Executive Vice President,        Date: June 28, 2002
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-69485

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(15)   Copy of Power of Attorney.